Income Taxes (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Schedule Of Component Of Income Tax
The Company and its subsidiaries file income tax returns in Switzerland, South Africa, the United States and Brazil. The components of income (loss) from operations before income taxes, by jurisdiction, are as follows:

			From August 24, 2005
	Three Months Ended March 31,		(inception) to
	2014	2013	March 31, 2014
Switzerland	$(485,783)	$(362,053)	$(19,884,767)
South Africa	(226,654)	(372,212)	(9,762,872)
United States	(243,399)	(398,364)	(1,560,757)
Brazil	-	-	(941,498)
Total	$(955,836)	$(1,132,629)	$(32,149,894)

The Company and its subsidiaries file income tax returns in Switzerland, South Africa, the United States and Brazil.  The components of income (loss) from operations before income taxes, by jurisdiction, are as follows:

			From August 24, 2005
	Years Ended December 31,		(inception) to
	2013	2012	December 31, 2013
Switzerland	$(2,883,099)	$(3,724,792)	$(19,398,984)
South Africa	(234,099)	(678,233)	(9,536,218)
United States	(1,301,924)	(15,434)	(1,317,358)
Brazil	-	-	(941,498)
Total	$(4,419,122)	$(4,418,459)	$(31,194,058)

Schedule of Components of Income Tax Expense (Benefit)
The provision for income taxes shown in the accompanying consolidated statements of operations consists of the following for the three months ended March 31, 2014 and 2013 and for the period from inception to March 31, 2014:

			From August 24, 2005
	Three Months Ended March 31,		(inception) to
	2014	2013	December 31, 2013
Current tax provision:
Switzerland	$-	$-	$32,673
South Africa	-	-	-
United States	-	-	-
Brazil	-	-	-
Total current tax provision	-	-	32,673

Deferred tax provision:
Switzerland	(86,767)	(64,225)	(3,430,001)
South Africa	(63,424)	(67,769)	(1,904,408)
United States	(85,190)	(139,427)	(546,265)
Brazil	-	-	(235,375)
Change in valuation allowance	235,381	271,421	6,116,049
Total deferred provision	-	-	-

Total	$-	$-	$32,673

The provision for income taxes shown in the accompanying consolidated statements of operations consists consists of the following:

			From August 24, 2005
	Years Ended December 31,		(inception) to
	2013	2012	December 31, 2013
Current tax provision:
Switzerland	$-	$-	$32,673
South Africa	-	-	-
United States	-	-	-
Brazil	-	-	-
Total current tax provision	-	-	32,673

Deferred tax provision:
Switzerland	(513,023)	(532,307)	(3,343,233)
South Africa	(19,435)	(103,576)	(1,840,984)
United States	(455,673)	(5,402)	(461,075)
Brazil	-	-	(235,375)
Change in valuation allowance	988,131	641,285	5,880,667
Total deferred provision	-	-	-

Total	$-	$-	$32,673

Schedule of Deferred Tax Assets and Liabilities
The income tax effect of each type of temporary difference giving rise to the net deferred tax asset as follows:

	March 31,	December 31,
	2014	2013
Deferred tax assets:
Net operating loss carryforwards	$6,116,049	$5,880,667
Less: valuation allowance	(6,116,049)	(5,880,667)

Total	$-	$-

The income tax effect of each type of temporary difference giving rise to the net deferred tax asset as follows:

	December 31,	December 31,
	2013	2012
Deferred tax assets:
Net operating loss carryforwards	$5,880,667	$4,892,536
Less: valuation allowance	(5,880,667)	(4,892,536)

Total	$-	$-

Schedule of Effective Income Tax Rate Reconciliation
The following reconciles the effective income tax rates with the statutory rates for the three months ended March 31, 2014 and 2013 and for the period from inception to March 31, 2014:

	Switzerland	South Africa	States	Brazil	Total

Three months ended March 31, 2014:
Net (loss) from operations before taxes	$(485,783)	$(226,654)	$(243,399)	$-	$(955,836)

As calculated at the statutory rate	(86,768)	(63,463)	(85,190)	-	(235,421)

Permanent differences	-	39	-	-	39
Change in valuation reserves	86,768	63,424	85,190	-	235,382

Provision for income taxes	$-	$-	$-	$-	$-

Three months ended March 31, 2013:
Net (loss) income from operations before taxes	$(362,053)	$(372,212)	$(398,364)	$-	$(1,132,629)

As calculated at the statutory rate	(64,225)	(104,219)	(139,427)	-	(307,871)

Permanent differences	-	36,450	-	-	36,450
Change in valuation reserves	64,225	67,769	139,427	-	271,421

Provision for income taxes	$-	$-	$-	$-	$-

For the period from August 24, 2005 (inception) to
March 31, 2014:
Net (loss) from operations before taxes	$(19,884,767)	$(9,762,872)	$(1,560,757)	$(941,498)	$(32,149,894)

As calculated at the statutory rate	(3,409,653)	(2,733,604)	(546,265)	(235,375)	(6,924,897)

Permanent differences	12,325	829,196	-	-	841,521
Change in valuation reserves	3,430,001	1,904,408	546,265	235,375	6,116,049

Provision for income taxes	$32,673	$-	$-	$-	$32,673

The following reconciles the effective income tax rates with the statutory rates for the years ended December 31, 2013 and 2012 and  for the period from August 24, 2005 (inception) to December 31, 2013:

			United
	Switzerland	South Africa	States	Brazil	Total

Statutory rate of tax	8.5%/18%	28.0%	35.0%	25.0%

Year ended December 31, 2013:
Net (loss) from operations before taxes	$(2,883,099)	$(234,099)	$(1,301,924)	$-	$(4,419,122)

As calculated at the statutory rate	(513,023)	(65,548)	(455,673)	-	(1,034,244)

Permanent differences	-	46,113	-	-	46,113
Change in valuation reserves	513,023	19,435	455,673	-	988,131

Provision for income taxes	$-	$-	$-	$-	$-

Year ended December 31, 2012:
Net (loss) income from operations before taxes	$(3,724,792)	$(678,233)	$(15,434)	$-	$(4,418,459)

As calculated at the statutory rate	(531,639)	(189,905)	(5,402)	-	(726,946)

Permanent differences	(668)	86,329	-	-	85,661
Change in valuation reserves	532,307	103,576	5,402	-	641,285

Provision for income taxes	$-	$-	$-	$-	$-

			United
	Switzerland	South Africa	States	Brazil	Total

For the period from August 24, 2005 (inception) to December 31, 2013:
Net (loss) from operations before taxes	$(19,398,984)	$(9,536,218)	$(1,317,358)	$(941,498)	$(31,194,058)

As calculated at the statutory rate	(3,322,885)	(2,670,141)	(461,075)	(235,375)	(6,689,476)

Permanent differences	12,325	829,157	-	-	841,482
Change in valuation reserves	3,343,233	1,840,984	461,075	235,375	5,880,667

Provision for income taxes	$32,673	$-	$-	$-	$32,673